Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Incentive awards granted:
Current year bonus	£ 1,090	£ 1,058	£ 1,131
Deferred bonus	490	432	518
Total incentive awards granted	1,580	1,490	1,649
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(335)	(293)	(359)
Add: current year charges for deferred bonuses from previous years	293	308	299
Other differences between incentive awards granted and income statement charge	(34)	(48)	(33)
Income statement charge for performance costs	1,504	1,457	1,556
Other income statement charges:
Salaries	4,322	4,332	4,200
Social security costs	613	573	558
Post-retirement benefits	519	501	619
Other compensation costs	479	480	413
Total compensation costs	7,437	7,343	7,346
Other resourcing costs
Outsourcing costs	342	433	594
Redundancy and restructuring	102	132	133
Temporary staff costs	102	256	386
Other	114	151	170
Other resourcing costs	660	972	1,283
Total staff costs	£ 8,097	£ 8,315	£ 8,629